Equity Compensation Plans	12 Months Ended
Dec. 31, 2018
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Equity Compensation Plans

NOTE 40—EQUITY COMPENSATION PLANS

Equity compensation plans in place at December 31, 2018 are used for retention purposes and to offer long-term incentives to Group managers and personnel.

A summary is provided below of the plans in place at December 31, 2018.

DESCRIPTION OF STOCK OPTION PLANS

TIM S.p.A. 2014-2016 Stock Option Plan

The objective of the 2014–2016 Stock Option Plan, introduced following its approval by the Board of Directors of the Company on June 26, 2014, was to encourage management holding organizational positions that are crucial to the company business to focus on the medium/long-term growth in value of company shares. It was aimed at the then Chief Executive Officer, Top Management (including Key Officers) and select TIM Group managers.

Please refer to the Financial Statements at December 31, 2017 for a description of the plan.

The three-year exercise period (March 24, 2017—March 24, 2020) commenced following the approval of the financial statements for 2016 by the Board of Directors on March 23, 2017.

Based on final data approved, the number of exercisable options is 20% of the total options assigned to targets.

The exercise price was set, by the Board of Directors meeting that initiated the plan at 0.94 euros per option (strike price). For the allocations made in 2015 and 2016, the strike price was determined as the higher of the price established upon initial allocation and the price resulting from the application of the above criteria at the time of allocation of the options. Below is the situation at December 31, 2018:

–	133,042 shares at a unit price of 1.15 euros;

–	343,069 shares at a unit price of 1.01 euros;

–	893,617 shares at a unit price of 0.99 euros;

–	13,497,406 shares at a unit price of 0.94 euros.

Tim Participações S.A. Stock Option Plan

•	2011-2013 Plan

On August 5, 2011, the General Meeting of Shareholders of Tim Participações S.A. approved the long-term incentive plan for managers in key positions in the company and its subsidiaries. Exercise of the options is subject to achieving two objectives simultaneously:

–	absolute performance: increase in value of the Tim Participações S.A.’s shares;

–	relative performance: performance of the price of Tim Participações S.A.’s shares against a benchmark index mainly composed of in the Telecommunications, Information Technology and Media industry.

Performance targets refer to the three-year period 2011-2013 and performance is recorded in July of each year.

The vesting period is 3 years (33% the first year, 66% the second year and the balance in the third year), the options are valid for 6 years, and the company does not have the legal obligation to repurchase or liquidate the options in cash, or in any other form.

•	2011

The grantees of the options were granted the right to purchase a total of 2,833,596 shares.

The exercise period expired in August 2017. As such, the plan is now closed.

•	2012

On September 5, 2012 the grantees of the options were granted the right to purchase a total of 2,661,752 shares.

The exercise period expired in September 2018; the 194,756 pending options were canceled and so the plan was closed.

•	2013

On July 30, 2013, the grantees of the options were granted the right to purchase a total of 3,072,418 shares.

As at December 31, 2018 all pending options were vested, and 543,583 options were still valid.

•	2014-2016 Plan

On April 10, 2014, the General Meeting of Shareholders of Tim Participações S.A. approved the long-term incentive plan for managers in key positions in the company and its subsidiaries.

Exercise of the options is not subject to the achievement of specific performance targets, but the exercise price is adjusted upwards or downwards according to the performance of the Tim Participações S.A. shares in a ranking of Total Shareholder Return, in which companies in the Telecommunications, Information Technology and Media industry are compared during each year of validity of the plan. If the performance of the Tim Participações S.A. shares, in the 30 days prior to September 29 of each year, is in last place in that ranking, the participant loses the right to 25% of the options vesting at that time.

The vesting period is 3 years (a third per year), the options are valid for 6 years, and the company does not have the legal obligation to repurchase or liquidate the options in cash, or in any other form.

•	2014

On September 29, 2014, the grantees of the options were granted the right to purchase a total of 1,687,686 shares.

At the end of December 2018, 531,972 options were still valid.

•	2015

On October 16, 2015, the grantees of the options were granted the right to purchase a total of 3,355,229 shares.

In 2018, 656,268 options were exercised and 291,949 expired due to terminations. The first wave exercised was valued at 8.7341 reais, up 3.33% based on the position in the ranking of benchmarked companies.

In the second wave, options were exercised at a price of 8.4625 reais, thanks to the improvement in the above ranking.

In the last wave, options were exercised at a price of 7.6074 reais, with a 10% discount based on the position in the ranking of benchmarked Companies.

At the end of December 2018, 292,523 options were still valid.

•	2016

On November 8, 2016, the grantees of the options were granted the right to purchase a total of 3,922,204 shares.

In December 2018, 510,884 options were exercised at a price of 7.6928 reais, due to the 5% readjustment of the price as a result of being ranked first in the list of benchmarked companies. At the same time, 1,277,878 options expired due to terminations.

The first wave exercised was valued at 7.6928 reais, discounted 5% based on the position in the ranking of benchmarked companies.

In the second wave, options were exercised at a price of 7.2879 reais, with a 10% discount based on the position in the ranking of benchmarked Companies.

At the end of December 2018, 895,522 options were still valid.

DESCRIPTION OF OTHER EQUITY COMPENSATION PLANS

TIM S.p.A.—2018-2020 Long Term Incentive Plan

On April 24, 2018, the Shareholders’ Meeting of Telecom Italia S.p.A. (“TIM”, the “Company” or the “Issuer”), approved a Long Term Incentive Plan 2018 (the “Plan”).

The objective of the Plan is to create incentives for Beneficiaries upon achievement of Group corporate objectives set out in the industrial plan, bringing the interests of management holding organizational positions that are crucial to the company business into line with the interests of TIM owners in terms of growth in value of the Share over the medium to long term.

The Plan envisages two grants: a first grant reserved to the Chief Executive Officer, serviced by a maximum of 30,000,000 shares; a second grant for a select number of Group management (serviced by a maximum of 55,000,000 shares).

It provides for a three-year vesting period (2018–2020) and the bonus allocation of ordinary shares of the company Telecom Italia subject to the achievement of the performance conditions stated below, as assessed by the Board of Directors when approving the TM Group consolidated financial statements at December 31, 2020:

•

Stock performance (70% weighting): Performance of the ordinary share of Telecom Italia compared to the average performance of a basket of Peers made up of the following peers: Deutsche Telekom AG, Vodafone Group PLC, Telefonica SA, Orange SA, BT Group PLC, Telenor ASA, Swisscom AG, Telia Co AB, Koninklijke KPN NV, Proximus SADP, Elisa OYJ;

•

Equity Free Cash Flow (30% weighting): Parameter tied to the generation of cash cumulated over the three-year period. This indicator, considered net cash flow before the dividend and the investment in frequencies, pursuant to the 2018-2020 industrial plan, is measured as follows:

•	(+) adjusted EBITDA, i.e. reported EBITDA adjusted for any non-recurring line items;

•	(-) capital expenditures (capex; not including the investment in frequencies);

•	(+/-) changes in adjusted net working capital (reported adjusted for any non-recurring items), including the changes in the operating provisions;

•	(-) total finance expenses;

•	(-) taxes

This amount is the Free Cash Flow available for paying dividends, debt repayment, the impact of IAS 17 (finance lease) and the investment in frequencies, and does not include the financial impact of investment acquisition and/or disposal transactions (M&A).

Following assignment, all shares will be subject to the lock-up clause for two years.

The operating terms and conditions of the Plan are set forth in the Plan Rules, approved by the Board of Directors on July 24, 2018, which resolved its start-up.

TIM S.p.A.—Special Award 2016—2019

For the description of the Special Award 2016-2019, launched in 2016, see the Consolidated financial statements at December 31, 2017.

At December 31, 2018 the Key Managers, identified in 2017 as beneficiaries in relation to the 1.5% share of the 2016 over-performance, were granted a total amount of 1 million euros (of which 0.8 million euros consisted of 1,025,640 TIM S.p.A. ordinary shares and the remainder in cash). The payment is scheduled for after the approval of the Financial Statements for the year 2019.

TIM Participações S.A.—2018—2020 Plan

On April 19, 2018, the General Meeting of Shareholders of Tim Participações S.A. approved the long-term incentive plan for managers in key positions in the company and its subsidiaries. The plan aims to remunerate participants with shares issued by the company, subject to specific temporal and/or performance conditions (upon reaching specific targets). The 2018-2020 Plan does not cover criteria for setting the purchase or exercise price because the shares are granted at market value.

The vesting period is 3 years (a third per year) and the company does not have the legal obligation to repurchase or liquidate the shares in cash or in any other form. The portion of shares linked to performance (70%) is granted 1/3 each year, if the performance target is achieved; the remaining portion of shares (30%) is granted 3 years after allocation.

The plan allows for the shares to be transferred and also allows for payment to be made in the equivalent cash value.

•	2018

On April 20, 2018, the grantees were granted the right to obtain a total of 849,932 shares. As at December 31, 2018, the first vesting period has not yet finished. However, 383,418 shares were canceled due to the participants leaving the company. At the end of December 2018, 466,514 shares were still valid.

INWIT S.p.A. Long Term Incentive 2018—2020

The INWIT S.p.A. Shareholders’ Meeting approved the Long Term Incentive Plan 2018 – 2020 (the “Plan”) on April 13, 2018 and authorized the Board of Directors to purchase and make available Company shares in one or more times and for an eighteen-month period starting from the date of the shareholders’ meeting resolution. These shares serve to establish the aforementioned share incentive plan. The purchases will concern a maximum number of 400,000 ordinary shares of the Company, representing about 0.07% of the INWIT share capital.

The objective of the Plan is to create incentives for Beneficiaries upon achievement of Company strategic objectives set out in the industrial plan communicated to the market, bringing the interests of management holding organizational positions that are crucial to the company business into line with the interests of INWIT owners in terms of growth in value of the share over the medium to long term.

The Plan provides for a three-year vesting period (2018–2020) and the bonus allocation of shares subject to the achievement of two performance conditions, as assessed by the Board of Directors when approving the Company financial statements at December 31, 2020:

–	Total Shareholder Return regarding INWIT ( 60% weighting). The parameter measures INWIT’s TSR position in the Italian and foreign TowerCo TSR (“peer group”) rankings;

–

cumulative Recurring Free Cash Flow over the period 2018-2020 (40% weighting). This indicates the cash flow generated by operational management after investments to maintain infrastructures and after finance expenses. On the other hand, development investments are not included.

The operating terms and conditions of the Plan are set forth in the Plan Rules, approved by the Board of Directors during its meeting on July 23, 2018.

Start-up of the Plan was resolved by the Board of Directors on November 6, 2018.

Purchase of 222,118 treasury shares through Mediobanca—Banca di Credito Finanziario S.p.A., representing 0.037% of the share capital implemented by INWIT for funding the service of the 2018-2020 Long Term Incentive Plan, was finalized on November 15, 2018.

The shares are deposited on a securities account held by Inwit S.p.A. at Intesa Sanpaolo S.p.A..

CALCULATION OF FAIR VALUE MEASUREMENT OF THE GRANTED OPTIONS AND RIGHTS

Parameters used to determine fair value—Tim S.p.A. LTI 2018-2020 Plan

Plans/Parameters	Exercise price (euro)	Nominal value (euro) (1)	Volatility (2)	Period	Expected dividends (euro)	Risk-free interest rate (3)
LTI 2018-2020 Plan—equity component	0	0.63	n.a.	3 years	0	-0.552% at 3 years
LTI 2018-2020 Plan—equity component (New CEO)	0	0.51	n.a.	2 years	0	-0.594% at 2 years

(1)

Arithmetic mean of the official prices of the Shares recognized starting from the stock market trading day prior to that of assignment until the thirtieth previous ordinary calendar day (both included) on the Electronic Stock Exchange organized and managed by Borsa Italiana S.p.A., calculated using only the days to which the prices taken as the basis of calculation refer as the divisor, cut off at the second decimal.

(2)

Based on the performance objectives of the plan, the TIM share volatility values were considered and, if necessary, also those of the securities of the major companies of the telecommunications sector (“peer basket”).

(3)

The risk-free interest rate refers to the rate of government securities of the Federal Republic of Germany (market benchmark for transactions in euros) with due date consistent with the period of reference at the valuation date.

Parameters used to determine fair value—Tim Participações S.A.

Plan/parameter	Exercise price (reais)	Nominal value (reais)	Volatility	Period	Expected dividends (reais)	Risk-free interest rate
Stock Option Plan 2011	8.84		51.73%	6 years	—	11.94% per annum
Stock Option Plan 2012	8.96		50.46%	6 years	—	8.89% per annum
Stock Option Plan 2013	8.13		48.45%	6 years	—	10.66% per annum
Stock Option Plan 2014	13.42		44.60%	6 years	—	10.66% per annum
Stock Option Plan 2015	8.45		35.50%	6 years	—	16.10% per annum
Stock Option Plan 2016	8.1		36.70%	6 years	—	11.73 per annum
2018-2020 Plan		14.41		3 years	—	n.a.

Parameters used to determine fair value—INWIT S.p.A.

Plans/Parameters	Exercise price (euro)	Nominal value (euro) (1)	Volatility	Period	Expected dividends (euro)	Interest rate
INWIT LTI 2018-2020	0	6.208	n.a.	3 years	0.19	-0.1 annual

(1)

Arithmetic mean of the official prices of the INWIT S.p.A. ordinary shares recognized on the Electronic Stock Exchange organized and managed by Borsa Italiana S.p.A. over the 30 calendar days prior to the date of the Board of Directors meeting held November 6, 2018 (October 6, 2018—November 5, 2018).

Effects on the income statement and statement of financial position

Equity compensation plans which call for payment in equity instruments are recorded at fair value (except for the 2018 Plan of TIM Participações) which represents the cost of such instruments at the grant date and is recorded in the separate income statements under “Employee benefits expenses” over the period between the grant date and the vesting period with a contra-entry to the equity reserve “Other equity instruments”. For the portion of the plans that provide for the payment of compensation in cash, the amount is recognized in liabilities as a contra-entry to “Employee benefits expenses”; at the end of each year such liability is measured at fair value (except for the 2018 Plan of TIM Participações).

Equity compensation plans which call for payment in equity instruments did not have significant impacts either on the income statements or the statements of financial position or of cash flows of the TIM Group at December 31, 2018.